Background, Organization, and Summary of Significant Accounting Policies - Schedule of Other Property and Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Other property	$ 31,075	$ 59,337
Other property and investments	1,281,172	1,316,479
Non-regulated property, equipment, and intangibles	1,677,218	1,616,392
Non-regulated accumulated provision for depreciation and amortization	(596,518)	(512,343)
Southwest Gas Corporation
Property, Plant and Equipment [Line Items]
Net cash surrender value of COLI policies	136,245	149,947
Other property	33,152	3,146
Other property and investments	$ 169,397	$ 153,093